Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2075
Amount Registered | shares	170,673,000
Maximum Aggregate Offering Price	$ 170,673,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,130.04